UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-1209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Bridges Investment Fund
Schedule of Investments
September 30, 2007
(Unaudited)
	Shares	Cost	Value
COMMON STOCKS - 95.38%
Aerospace & Defense - 1.42%
Boeing Co.	11,000	$1,018,518	$1,154,890
Air Freight & Logistics - 1.93%
FedEx Corp.	15,000	$1,136,870	$1,571,250
Auto Components - 1.74%
Johnson Controls, Inc.	12,000	$1,180,159	$1,417,320
Beverages - 2.25%
PepsiCo, Inc.	25,000	$698,139	$1,831,500
Biotechnology - 2.50%
Amgen, Inc. (a)	20,000	$1,120,428	$1,131,400
Gilead Sciences, Inc. (a)	22,000	868,378	899,140
		$1,988,806	$2,030,540
Capital Markets - 7.47%
American Capital Strategies Ltd.	10,000	$375,304	$427,300
Franklin Resources, Inc.	6,000	771,539	765,000
The Goldman Sachs Group, Inc.	15,000	2,056,100	3,251,100
State Street Corp.	10,000	41,578	681,600
T. Rowe Price Group, Inc.	17,000	824,908	946,730
		$4,069,429	$6,071,730
Commercial Banks - 2.19%
Wells Fargo & Co.	50,000	$1,122,293	$1,781,000
Commercial Services & Supplies - 0.42%
Strayer Education, Inc.	2,000	$331,801	$337,260
Communications Equipment - 6.58%
Cisco Systems, Inc. (a)	65,000	$996,011	$2,152,150
Harris Corp.	15,000	861,332	866,850
QUALCOMM, Inc.	55,000	2,164,305	2,324,300
		$4,021,648	$5,343,300
Computers & Peripherals - 1.89%
Apple Computer, Inc. (a)	10,000	$1,034,885	$1,535,400
Consumer Finance - 5.69%
American Express Co.	18,000	$1,126,296	$1,068,660
Capital One Financial Corp.	53,500	1,935,422	3,554,005
		$3,061,718	$4,622,665
Depository Institutions - 1.50%
First National of Nebraska, Inc.	225	$387,969	$1,215,000
Diversified Financial Services - 3.47%
Citigroup, Inc.	20,000	$940,437	$933,400
CME Group, Inc.	1,500	824,608	881,025
Moody's Corp.	20,000	977,740	1,008,000
		$2,742,785	$2,822,425
Electrical Equipment - 1.21%
Roper Industries, Inc.	15,000	$863,440	$982,500
Energy Equipment & Services - 2.70%
Smith International, Inc.	18,000	$907,371	$1,285,200
Transocean, Inc. (a)	8,000	869,599	904,400
		$1,776,970	$2,189,600
Health Care Equipment & Supplies - 4.17%
Medtronic, Inc.	12,000	$592,080	$676,920
Stryker Corp.	10,000	427,888	687,600
Zimmer Holdings, Inc. (a)	25,000	1,640,486	2,024,750
		$2,660,454	$3,389,270
Health Care Providers & Services - 3.71%
Express Scripts, Inc. (a)	30,000	$1,048,045	$1,674,600
Wellpoint, Inc. (a)	17,000	1,188,129	1,341,640
		$2,236,174	$3,016,240
Household Durables - 1.10%
D.R. Horton, Inc.	70,000	$1,113,342	$896,700
Industrial Conglomerates - 0.76%
General Electric Co.	15,000	$601,830	$621,000
Insurance - 3.53%
American International Group, Inc.	22,000	$1,304,817	$1,488,300
Berkshire Hathaway, Inc. (a)	350	492,609	1,383,200
		$1,797,426	$2,871,500
Internet & Catalog Retail - 1.68%
eBay, Inc. (a)	35,000	$740,676	$1,365,700
Internet Software & Services - 1.40%
Google, Inc. (a)	2,000	$1,078,110	$1,134,540
IT Services - 1.22%
Cognizant Technology Solutions Corp. (a)	5,000	$361,724	$398,850
Mastercard ,Inc.	4,000	598,441	591,880
		$960,165	$990,730
Machinery - 2.12%
Caterpillar, Inc.	22,000	$1,769,564	$1,725,460
Media - 0.75%
The McGraw-Hill Companies, Inc.	12,000	$521,174	$610,920
Metals & Mining - 1.62%
Allegheny Technologies, Inc.	12,000	$1,314,231	$1,319,400
Multiline Retail - 2.31%
Kohl's Corp. (a)	5,000	$292,833	$286,650
Target Corp.	25,000	587,011	1,589,250
		$879,844	$1,875,900
Oil & Gas - 6.62%
Apache Corp.	20,000	$1,394,516	$1,801,200
Chesapeake Energy Corp.	35,000	1,072,974	1,234,100
ChevronTexaco Corp.	25,000	804,047	2,339,500
		$3,271,537	$5,374,800
Oil, Gas & Consumable Fuels - 3.93%
Anadarko Petroleum Corp.	40,000	$1,349,605	$2,150,000
BP, PLC - ADR	15,000	368,832	1,040,250
		$1,718,437	$3,190,250
Pharmaceuticals - 3.84%
Alcon, Inc.	5,000	$690,022	$719,600
Allergan, Inc.	20,000	782,197	1,289,400
Teva Pharmaceutical Industries, Ltd. - ADR	25,000	667,699	1,111,750
		$2,139,918	$3,120,750
Road & Rail - 1.39%
Union Pacific Corp.	10,000	$1,072,652	$1,130,600
Search, Detection, Navigation, And Guidance - 1.76%
Garmin Ltd.	12,000	$674,344	$1,432,800
Semiconductor & Semiconductor Equipment - 0.73%
MEMC Electronic Materials, Inc. (a)	10,000	$633,499	$588,600
Software - 2.18%
Adobe Systems, Inc. (a)	12,000	$515,373	$523,920
Autodesk, Inc. (a)	25,000	1,058,249	1,249,250
		$1,573,622	$1,773,170
Specialty Retail - 6.74%
Best Buy Co, Inc.	60,000	$1,650,230	$2,761,200
Home Depot, Inc.	25,000	703,391	811,000
Lowe's Cos, Inc.	50,000	1,428,541	1,401,000
O'Reilly Automotive, Inc. (a)	15,000	402,909	501,150
		$4,185,071	$5,474,350
Tobacco - 0.86%
Altria Group, Inc.	10,000	$410,754	$695,300
TOTAL COMMON STOCKS (Cost $56,788,254)		$56,788,254	$77,504,360
PREFERRED STOCKS - 0.31%
Real Estate Investment Trusts (REITs) - 0.31%
Harris Preferred Capital Corp.	10,000	$250,000	$249,100
TOTAL PREFERRED STOCKS (Cost $250,000)		$250,000	$249,100

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 3.55%
Diversified Financial Services - 0.33%
MBNA Corporation Senior Note
7.500%, 03/15/2012	250,000	$259,675	$270,788
Consumer Finance - 0.42%
Ford Motor Credit Co.
7.875%, 06/15/2010	350,000	$344,061	$342,133
Depository Institutions - 0.32%
First National Bank Of Omaha
7.320%, 12/01/2010	250,000	$256,036	$261,425
Diversified Telecommunication Services - 0.64%
Level 3 Communications, Inc.
11.500%, 03/01/2010	500,000	$463,856	$521,500
Electric Utilities - 0.34%
Duke Capital Corp.
8.000%, 10/01/2019	250,000	$272,822	$277,579
Health Care Providers & Services - 0.32%
Cardinal Health, Inc.
6.750%, 02/15/2011	250,000	$254,801	$260,771
Multiline Retail - 0.51%
Dillard Department Stores, Inc.
7.850%, 10/01/2012	150,000	$150,560	$146,438
JCPenney Co., Inc.
7.400%, 04/01/2037	250,000	263,277	263,702
		$413,837	$410,140
Semiconductor & Semiconductor Equipment - 0.34%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$254,926	$273,482
Tobacco - 0.33%
Reynolds American, Inc.
7.250%, 06/01/2012	250,000	$256,225	$265,147
TOTAL CORPORATE BONDS (Cost $2,776,239)		$2,776,239	$2,882,965
U.S. TREASURY OBLIGATIONS - 0.45%
United States Treasury Note/Bond - 0.45%
7.500%, 11/15/2016	300,000	$305,247	$364,430
TOTAL U.S. TREASURY OBLIGATIONS (Cost $305,247)		$305,247	$364,430
SHORT TERM INVESTMENTS - 0.40%
Mutual Funds - 0.40%
SEI Daily Income Trust Treasury Fund
4.77%	327,799	$327,799	$327,799
TOTAL SHORT TERM INVESTMENTS (Cost $327,799)		$327,799	$327,799
Total Investments (Cost $60,447,539) - 100.09%			$81,328,654
Liabilities in Excess of Other Assets - (0.09)%			-71,148
TOTAL NET ASSETS - 100.00%			$81,257,506

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$60,447,539
	Gross unrealized appreciation	22,033,970
	Gross unrealized depreciation	(1,152,855)
	Net unrealized appreciation	$20,881,115

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)    /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date   11/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Edson L. Bridges III
 Edson L. Bridges III, President and
 Chief Executive and Investment Officer

Date    11/5/07

By (Signature and Title)*   /s/ Brian Kirkpatrick
 Brian Kirkpatrick, Executive Vice President

Date    11/5/07

By (Signature and Title)*    /s/ Nancy K. Dodge
  Nancy K. Dodge, Treasurer and
  Chief Compliance Officer

Date   11/5/07

* Print the name and title of each signing officer under his or her signature.